Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Fair Value Assets Measured on Recurring Basis
The following tables set forth, by level within the fair value hierarchy, financial assets measured at fair value as of December 31, 2023. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Listed equity securities, short term (a)	8,879	—	—	8,879

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Listed equity securities, long term (b)	808	—	—	808

(a)	Included in short-term investments on the Group’s consolidated balance sheets.
(b)	Included in long-term investments on the Group’s consolidated balance sheets.